Pensions and other post-retirement benefits - Schedule of reconciliation of the net defined benefit asset (liability) (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	£ 3,075	£ 715
Cost recognised in the income statement (including discontinued operations)	(91)	(252)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(1,323)	2,488
Employer contributions	284	300
Other movements	(24)	(22)
Acquisition of NGED	0	566
Reclassification to held for sale	30	(720)
Closing net defined benefit asset	1,951	3,075
UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	2,590	1,035
Cost recognised in the income statement (including discontinued operations)	(22)	(98)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(1,183)	1,577
Employer contributions	197	167
Other movements	2	7
Acquisition of NGED	0	566
Reclassification to held for sale	30	(664)
Closing net defined benefit asset	1,614	2,590
US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	484	(22)
Cost recognised in the income statement (including discontinued operations)	(30)	(108)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(206)	543
Employer contributions	76	116
Other movements	0	0
Acquisition of NGED	0	0
Reclassification to held for sale	0	(45)
Closing net defined benefit asset	324	484
US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	1	(298)
Cost recognised in the income statement (including discontinued operations)	(39)	(46)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	66	368
Employer contributions	11	17
Other movements	(26)	(29)
Acquisition of NGED	0	0
Reclassification to held for sale	0	(11)
Closing net defined benefit asset	£ 13	£ 1